Investments accounted for using the equity method - Narrative (Details) € in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€) partnership	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Cumulative unrecognised share of losses of joint ventures, transition from proportionate consolidation to equity method		€ 158	€ 27	€ 158	€ 103
Number of partnerships with Santander Consumer Finance | partnership			2
Zhejiang Leapmotor Technology Co. Ltd
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in associates for which there are quoted market prices			€ 1,176
Archer Aviation Inc
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Fair value of investments in associates for which there are quoted market prices			€ 173
LeaseCo SAS
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture			37.90%	37.90%
Fair value of investments in joint ventures		€ 1,572	€ 1,219	€ 1,572
Credit Agricole Consumer Finance | LeaseCo SAS
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Stellantis NV | LeaseCo SAS
Disclosure Of Investment Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%